Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
AB USA's
Tax components
	Year Ended December 31,
	2011	2012	2013
Current tax expense	$ -	-	$ (312)
Deferred tax expense	-		-
Income tax provision	$ -	-	$ (312)

Effective tax rate Reconciliation	-	-	45,6%

ABAS
Tax components
	Year Ended December 31,
	2011	2012	2013
Current tax expense	$ (187)	(75)	$ -
Deferred tax benefit/ ( expense)	547	(241)	(332)
Income tax benefit/ (expense)	$ 360	(316)	$ (332)

Effective tax rate Reconciliation	(31,72%)	80.00%	44.09%

Tax reconciliation
	Year Ended December 31,
	2011	2012	2013
Income tax benefit/ (expense) on result before tax at statutory rate	$ 366	(114)	$ (204)
Effect of permanent differences	(6)	(202)	(128)
Total tax benefit/ (expense) Reconciliation	$ 360	(316)	$ (332)

Deferred tax assets / liabilities
	Year Ended December 31,
	2011	2012	2013
Deferred tax assets:
Carryforward of notional interest deduction	$ 55	54	$ -
Tax carryforward losses	2,252	2,023	1,734
Investment tax incentive	458	447	458
Total deferred taxes, net	$ 2,765	2,524	$ 2,192

Aegean NWE
Tax components
	Year Ended December 31,
	2011	2012	2013
Current tax expense	$ (5,177)	(3,370)	$ -
Deferred tax (expense)/ benefit	(225)	(187)	1,732
Income tax (expense)/ benefit	$ (5,402)	(3,557)	$ 1,732

Effective tax rate Reconciliation	34.69%	34.32%	33.44%

Tax reconciliation
	Year Ended December 31,
	2011	2012	2013
Income tax (expense)/ benefit on result before tax at statutory rate	$ (5,090)	(3,472)	$ 1,750
Effect of permanent differences	(312)	(85)	(18)
Total tax (expense)/ benefit reconciliation	$ (5,402)	(3,557)	$ (1,732)

Deferred tax assets / liabilities
	Year Ended December 31,
	2011	2012	2013
Deferred tax assets:
Tax carry forward losses	$ 48	-	$ 1,402
Total deferred tax assets, net	48	-	1,402

Deferred tax liabilities:
Revaluation of Aegean NWE fixed assets	2,906	3,045	2,715
Total deferred tax liabilities, net	$ 2,906	3,045	$ 2,715

ICS
Tax components
	Year Ended December 31,
	2011	2012	2013
Current tax expense	$ (356)	(249)	$ (110)
Deferred tax expense	-	-	-
Income tax provision	$ (356)	(249)	$ (110)

Effective tax rate Reconciliation	11.26%	11.28%	13.63%

Tax reconciliation
	Year Ended December 31,
	2011	2012	2013
Income tax expense on profit before tax at statutory rate	$ (884)	(616)	$ (227)
Effect of permanent differences	528	367	117
Total tax expense Reconciliation	$ (356)	(249)	$ (110)